KOLASCO CORP.-CONDENSED STATEMENTS OF OPERATIONS (unaudited) (USD $)	3 Months Ended		9 Months Ended		20 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012
REVENUES	$ 0	$ 0	$ 0	$ 0	$ 800
OPERATING EXPENSES
Professional fees	8,169		13,550		13,550
General and administrative expenses	51	307	14,472	1,093	15,806
TOTAL OPERATING EXPENSES	8,305	307	14,472	1,093	15,806
LOSS FROM OPERATIONS	(8,305)	(307)	(14,472)	(1,093)	(15,006)
PROVISION FOR INCOME TAXES	0	0	0	0	0
NET LOSS	$ (8,305)	$ (307)	$ (14,472)	$ (1,093)	$ (15,006)
NET LOSS PER SHARE: BASIC AND DILUTED	$ 0		$ 0
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	3,600,000		3,600,000